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March 1, 2018	Jimena Acuña Smith
T +1 415 315 2306
jimena.smith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Attn: Kimberly Browning

Re:	Pax World Funds Series Trust I (File Nos. 002-38679, 811-02064) (the “Registrant”) Post-Effective Amendment No. 88 to the Registration Statement

Dear Ms. Browning:

On behalf of the Registrant, in connection with certain principal investment strategy and portfolio management changes, we are filing today by electronic submission via EDGAR pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”), a copy of each of the following:

1.	Prospectus relating to Pax Large Cap Fund, Pax Mid Cap Fund, Pax Small Cap Fund, Pax ESG Beta Quality Fund, Pax ESG Beta Dividend Fund, Pax MSCI EAFE ESG Leaders Index Fund, Pax Global Environmental Markets Fund, Pax Core Bond Fund, Pax High Yield Bond Fund and Pax Balanced Fund (each a “Fund,” and collectively, the “Funds”), each a series of the Registrant; and

2.	Statement of Additional Information relating to each Fund (the “Amendment”).

The Registrant requests selective review of this filing in accordance with the U.S. Securities and Exchange Commission’s (“SEC”) release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

Except as indicated below, the disclosure in this filing is substantially similar to disclosure previously reviewed by the staff of the SEC in the Registrant’s filing on Form N-1A filed pursuant to Rule 485(a) of the Securities Act on February 1, 2018 (SEC Accession Number: 0001398344-18-001396). For ease of reference, we have provided to you separately via e-mail blackline copies of the Prospectus and Statement of Additional Information relating to the Funds reflecting the changes indicated below.

Prospectus

The Registrant requests selective review of the sections of the Prospectus listed below, which were updated in connection with certain principal investment strategy and portfolio management changes as well as certain other routine revisions to existing disclosure:

1)	Disclosure in Pax Global Environmental Markets Fund’s “Principal Investment Strategies,” “Portfolio Managers,” and “About the Funds—Pax Global Environmental Markets Fund”;

2)	Disclosure in Pax High Yield Bond Fund’s “Performance Information”;

3)	Disclosure in “About the Funds—Sustainable Investing”;

4)	Disclosure in “Management, Organization and Capital Structure—Portfolio Managers”; and

5)	Disclosure in “Important Note Regarding Lost Shareholders”.

Statement of Additional Information

The Registrant requests selective review of the sections of the Statement of Additional Information listed below, which were updated in connection with certain principal investment strategy and portfolio management changes as well as certain other routine revisions to existing disclosure:

1)	Disclosure under “Investment Philosophy”;

2)	Disclosure in the “Trustee and Officers” table; and

3)	Disclosure under “Portfolio Managers—Other Accounts Managed” and “Portfolio Management—Ownership of Securities”.

Please direct any questions you may have with respect to this filing to me at (415) 315-2306.

Very truly yours,

/s/ Jimena Acuña Smith

Jimena Acuña Smith, Esq.

Enclosure

cc:	Joseph F. Keefe, Esq.

Brian D. McCabe, Esq